Profit before income tax expense	12 Months Ended
Dec. 31, 2020
Profit before income tax expense
Profit before income tax expense
6	Profit before income tax expense

Profit before income tax expense was determined after charging/(crediting) the following:

	For the year ended 31 December
	2020	2019	2018
Total interest expense on borrowing	10,128,467	11,342,526	10,982,230
Less: amounts capitalized in property, plant and equipment	927,855	579,808	495,818
Interest expenses charged to consolidated statement of comprehensive income	9,200,612	10,762,718	10,486,412
Including: Interest expenses on lease liabilities	202,264	171,573	—
Depreciation of property, plant and equipment	21,360,798	21,130,076	20,466,423
Depreciation of right-of-use assets	785,518	734,827	—
Included in other investment loss/(income)
-Dividends on other equity instrument investments	(775)	(685)	(1,168)
-Gains on disposal of subsidiaries	—	(256,009)	—
-Loss on disposal of a joint venture	—	—	270,741
Included in loss/(gain) on fair value changes of financial assets/liabilities
-Contingent consideration of the business combination	—	(17,175)	(746,850)
-Loss/(gain) on fair value changes of trading derivatives	1,566	(19,492)	20,007

6Profit before income tax expense (continued)

	For the year ended 31 December
	2020	2019	2018

Included in other operating expenses:
- Operating expense of Ruyi Pakistan	2,581,665	3,057,427	—
- Service concession construction cost	103,177	518,291	89,022
- Other materials expense	1,626,385	1,748,498	1,640,372
- Electricity charges	973,372	898,719	807,425
- Cost of sales of raw materials	295,330	606,103	1,088,534
- Water charges	549,260	652,077	642,578
- Insurance expense	386,435	362,147	346,348
- Cleaning, greening and fire protection expense	430,476	398,478	384,431
- Purchase of power generation quota	392,902	423,057	431,964
- Transportation allowance	179,955	178,217	186,438
- Pollutant charge	137,579	84,468	72,494
- Water conservancy fund and disabled security fund	471,129	202,479	166,244
- Test and inspection expense	359,997	323,434	267,406
- Service charge	333,916	171,676	105,649
- Heating pipeline related cost	134,915	144,300	168,443
- Auditors’ remuneration audit services	39,117	42,019	68,750
- Other consulting expense	97,559	111,468	42,479
- Office expense	223,913	198,033	187,030
- Minimum lease payments under operating leases, lease payments not included in the measurement of lease liabilities	106,031	234,139	—
- Amortization of other non-current assets	128,177	101,902	105,623
- Property management expense	95,037	76,507	64,076
- Information technology maintenance expense	229,214	122,425	101,449
- Travel expense	99,106	156,683	164,193
- Amortization of land use rights	—	—	344,068
- Business entertainment expense	28,553	32,825	44,973
- Research and development expenditure	667,592	65,022	46,219
- Net loss on disposal of materials and supplies	167,449	6,384	—
- Net loss/(gain) on disposal of non-current assets	626,657	(69,449)	(42,506)
- Recognition of loss allowance for receivables	172,711	74,557	40,967
- Recognition of provision for inventory obsolescence (Note 16)	43,076	22,453	253,816
- Impairment loss of property, plant and equipment (Note 7)	7,847,378	5,719,990	989,778
- Impairment loss of mining rights	—	—	135,085
- Impairment loss of goodwill (Note 14)	685,036	—	409,371
- Impairment loss of other non-current assets	349,559	464,867	8,432
- (Gain)/loss of Three Supplies and Property Management	(126,425)	(200,683)	433,989
- Operating lease charge	—	—	377,162
- Government grants	(739,740)	(818,101)	(521,380)
- Penalties	22,279	23,614	27,409
- Donations	55,663	47,393	19,460
- Land use right expense	—	—	54,487
- Others	525,637	698,006	678,720

Total	20,300,072	16,879,425	10,430,998